ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]	11. ACCOUNTS RECEIVABLE
	As at December 31,
	2020	2019
Trade and settlement receivables	4,676	11,220
Goods and services tax receivable	1,358	1,162
Other receivables	655	1,409
	6,689	13,791